Leases (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($)
Leases [Line Items]
Lease terms		3 years
Monthly rent payment		$ 1,886	$ 1,935
Option to extend lease period, description	This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2031.
Vehicles [Member]
Leases [Line Items]
Monthly rent payment		25
Building [Member]
Leases [Line Items]
Monthly rent payment		$ 20
Office space (in Square Meters) | m²		5,500